Intangible assets, net (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Intangible assets excluding land use rights CNY	Dec. 31, 2013 Intangible assets excluding land use rights CNY	Dec. 31, 2012 Intangible assets excluding land use rights CNY	Dec. 31, 2014 Strategic Cooperation Agreement CNY	Dec. 31, 2014 Non-compete Agreement CNY	Dec. 31, 2014 Technology CNY	Dec. 31, 2014 Advertising Customer Relationship CNY	Dec. 31, 2014 Domain names and trademark CNY	Dec. 31, 2013 Domain names and trademark CNY	Dec. 31, 2014 Logistic workforce CNY	Dec. 31, 2014 Online payment and other licenses CNY	Dec. 31, 2013 Online payment and other licenses CNY	Dec. 31, 2014 Copyrights CNY	Dec. 31, 2013 Copyrights CNY
Intangible assets, net
Gross carrying amount				8,025,520	247,158		6,075,289	1,447,189	110,900	80,400	79,969	40,353	13,900	189,000	189,000	28,873	17,805
Less: Accumulated amortization				(1,147,573)	(31,356)		(915,455)	(146,364)	(17,965)	(9,283)	(12,447)	(5,926)	(3,745)	(27,300)	(14,700)	(15,014)	(10,730)
Intangible assets, net	1,108,524	6,877,947	215,802	6,877,947	215,802		5,159,834	1,300,825	92,935	71,117	67,522	34,427	10,155	161,700	174,300	13,859	7,075
Amortization expenses				1,116,217	24,228	6,888
Amortization expenses related to the intangible assets for future periods
2015				1,457,322
2016				1,455,765
2017				1,451,273
2018				1,450,343
2019				517,711
2020 and thereafter				545,533